Fair Value Measurements - Transfers (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Fair Value Measurements
Transfer liabilities, level 1 to level 2	$ 0	$ 0	$ 0	$ 0
Transfer liabilities, level 2 to level 1	0	0	0	0
Transfer liabilities, level 3	$ 0	$ 0	$ 0	$ 0